TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                        FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                  (UNAUDITED)

                              TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                        FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                  (UNAUDITED)




                                    CONTENTS




Statement of Assets, Liabilities and Partners' Capital ...................     1

Statement of Operations ..................................................     2

Statement of Changes in Partners' Capital -- Net Assets ..................     3

Notes to Financial Statements ............................................     4

Schedule of Portfolio Investments ........................................    10

TROON PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002
                                                                     (UNAUDITED)
ASSETS

Investments in securities, at market (cost - $142,348)                $ 132,912
Cash and cash equivalents                                                15,805
Receivable for investment securities sold                                 5,520
Dividends receivable                                                         57
Interest receivable                                                           8
Other assets                                                                  8
                                                                      ---------

       TOTAL ASSETS                                                     154,310
                                                                      ---------

LIABILITIES

Withdrawals payable                                                      24,606
Payable for investment securities purchased                               1,670
Loan interest payable                                                         1
Management fees payable                                                     142
Accrued expenses                                                            410
                                                                      ---------

       TOTAL LIABILITIES                                                 26,829
                                                                      ---------

             NET ASSETS                                               $ 127,481
                                                                      =========

PARTNERS' CAPITAL

Represented by:
Net capital contributions                                             $ 136,917
Net unrealized depreciation on investments                               (9,436)
                                                                      ---------

       PARTNERS' CAPITAL -- NET ASSETS                                $ 127,481
                                                                      =========


The accompanying notes are an integral part of these financial statments.

                                     -- 1 --

TROON PARTNERS, L.P.


STATEMENT OF OPERATIONS (IN THOUSANDS)
-----------------------------------------------------------------------------------------------
                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2002
                                                                                   (UNAUDITED)
INVESTMENT INCOME
    Dividends                                                                       $    528
    Interest                                                                              25
    Other                                                                                  1
                                                                                    --------
                                                                                         554
                                                                                    --------
EXPENSES
       Management fees                                                                   938
       Professional fees                                                                 135
       Administration fees                                                               122
       Custodian fees                                                                     92
       Insurance expense                                                                  72
       Individual General Partners' fees and expenses                                     13
       Amortization of organizational costs                                                6
       Interest expense                                                                    4
       Prime broker fees                                                                   3
       Dividends on securities sold, not yet purchased                                     2
       Miscellaneous                                                                      39
                                                                                    --------
          TOTAL EXPENSES                                                               1,426
                                                                                    --------

          NET INVESTMENT LOSS                                                           (872)
                                                                                    --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    REALIZED LOSS ON INVESTMENTS:
       Investment securities                                                         (38,818)
       Purchased options                                                              (1,922)
       Securities sold, not yet purchased                                               (152)
                                                                                    --------

          NET REALIZED LOSS ON INVESTMENTS                                           (40,892)

    NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                             (28,255)
                                                                                    --------

          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                            (69,147)
                                                                                    --------

          DECREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES          $(70,019)
                                                                                    ========

The accompanying notes are an integral part of these financial statments.

                                     -- 2 --

TROON PARTNERS, L.P.


STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
-------------------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED       YEAR ENDED
                                                        JUNE 30, 2002     DECEMBER 31, 2001
                                                        (UNAUDITED)

FROM INVESTMENT ACTIVITIES

    Net investment loss                                  $    (872)          $  (2,668)
    Net realized loss on investments                       (40,892)            (56,757)
    Net change in unrealized depreciation on
       investments                                         (28,255)            (32,900)
                                                         ---------           ---------

       DECREASE IN PARTNERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                     (70,019)            (92,325)

PARTNERS' CAPITAL TRANSACTIONS

    Capital contributions                                      270               5,354
    Capital withdrawals - General Partners                      --              (4,114)
    Capital withdrawals - Limited Partners                 (24,606)            (38,966)
                                                         ---------           ---------

       DECREASE IN PARTNERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS              (24,336)            (37,726)

       PARTNERS' CAPITAL AT BEGINNING OF PERIOD            221,836             351,887
                                                         ---------           ---------

       PARTNERS' CAPITAL AT END OF PERIOD                $ 127,481           $ 221,836
                                                         =========           =========


The accompanying notes are an integral part of these financial statments.

                                     -- 3 --

TROON PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Troon Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. The Partnership is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the First Amended and Restated Limited Partnership Agreement dated as of February 10, 1999. The Partnership's investment objective is to seek long-term capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers, bonds, options and other fixed-income securities of U.S. issuers.

         There are four  Individual  General  Partners,  who serve as  governing board of the Partnership and a Manager. The Manager is Troon Management, L.L.C. (the "Manager"), whose principal members are CIBC World Markets Corp. ("CIBC WM") and Mark Asset Management Corporation ("MAMC"). Investment professionals at MAMC manage the Partnership's investment portfolio on behalf of the Manager under CIBC WM's supervision.

         The acceptance of initial and additional capital contributions from Limited Partners is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Individual General Partners that the Partnership offer to repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on an ex-dividend date basis. Interest income and expenses are recorded on the accrual basis.


                                    -- 4 --

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The
         Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

                                    -- 5 --

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   ORGANIZATION COSTS

         The expenses incurred by the Partnership in connection with its organization are being amortized over a 60-month period beginning with the commencement of operations on February 27, 1997.

         C.    CASH EQUIVALENTS

         The Partnership treats all highly liquid financial instruments that mature within three months as cash equivalents. At June 30, 2002, $15,450,421 in cash equivalents was held at PNC Bank.

         D.    INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership will be made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Partnership reclassified $871,922 and $40,891,829 from net investment loss and net realized loss on investments, respectively, to net capital contributions for the six months ended June 30, 2002. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Partnership's partners and had no effect on net assets.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the six months ended June 30, 2002, CIBC WM earned $4,292 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of


                                    -- 6 --

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED TRANSACTIONS AND OTHER (CONTINUED)

         any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. For each incentive allocation period, the Manager can elect to withdraw the incentive allocation within 30 days. There were no incentive allocation payments made to the Manager during the six months ended June 30, 2002.

         Each Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fee from the Partnership. One Individual General Partner is an "interested person" of the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2002, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $20,856.

         PFPC Trust Company (the "Custodian") serves as custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership  and  in  that  capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2002, amounted to $101,420,122 and $164,351,589, respectively.

         At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized depreciation on investments was $9,436,408, consisting of $27,500,471 gross unrealized appreciation and $36,936,879 gross unrealized depreciation.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus


                                    -- 7 --

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS (CONTINUED)

         0.875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2002, the average daily amount of such borrowings was $14,050 and the daily average annualized interest rate was 2.88%. The Partnership had no outstanding margin borrowings as of June 30, 2002.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         During the six months ended June 30, 2002, transactions in purchased options were as follows:


                                       CALL OPTIONS                              PUT OPTIONS
                              -------------------------------         --------------------------------
                                 NUMBER                                  NUMBER
                              OF CONTRACTS            COST            OF CONTRACTS            COST
                              ------------        -----------         ------------        ------------

Beginning balance                   800           $   401,776               560           $    195,760
Options purchased                13,990             6,202,337            25,040             12,433,983
Options closed                  (11,934)           (5,966,851)          (23,057)           (11,695,637)
Options expired                  (2,040)             (268,379)           (1,948)              (584,673)
                                -------           -----------           -------           ------------
Options outstanding at
  June 30, 2002                     816           $   368,883               595           $    349,433
                                =======           ===========           =======           ============


         There were no transactions in written options during the six months ended June 30, 2002.

                                    -- 8 --

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------


     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:



                                    SIX
                                   MONTHS
                                   ENDED             YEAR ENDED             YEAR ENDED
                                JUNE 30, 2002     DECEMBER 31, 2001      DECEMBER 31, 2000

Net Assets, end of
  period (000)                    $127,481             $221,836              $351,887
Ratio of net investment
  loss to average net assets        (0.94%)*             (0.88%)               (0.96%)
Ratio of expenses to average
Net assets                           1.54%*               1.38%                 1.34%
Portfolio turnover                  53.85%               59.90%                88.57%
Total return**                     (31.53%)             (25.89%)              (44.75%)
Average debt ratio                   0.01%                0.13%                 0.51%




                                                                        FEBRUARY 27, 1997
                                                                        (COMMENCEMENT OF
                                 YEAR ENDED           YEAR ENDED        OPERATIONS) TO
                              DECEMBER 31, 1999    DECEMBER 31, 1998    DECEMBER 31, 1997

Net Assets, end of
  period (000)                    $564,483             $202,972              $105,399
Ratio of net investment
  loss to average net assets        (0.73%)              (0.30%)               (0.49%)*
Ratio of expenses to average
Net assets                           1.24%                1.50%                 1.80% *
Portfolio turnover                  79.26%               72.00%                58.73%
Total return**                      96.43%               29.87%                30.08%
Average debt ratio                   1.03%                1.06%                 1.06%

         *   Annualized.
         ** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Limited Partnership interest on the last day of the period noted, net of incentive allocation to the Manager, if any. Total return for a period of less than a full year is not annualized.

                                    -- 9 --

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
  SHARES                                                           MARKET VALUE
                COMMON STOCK - 102.25%
                  AEROSPACE/DEFENSE - 1.15%
   21,113           Lockheed Martin Corp.                         $   1,467,354
                                                                  -------------

                  APPLICATIONS SOFTWARE - 1.91%
   44,442           Microsoft Corp. *                                 2,430,977
                                                                  -------------

                  BEVERAGES - NON-ALCOHOLIC - 2.59%
   77,518           Coca-Cola Enterprises, Inc.                       1,711,597
   51,432           Pepsi Bottling Group, Inc. (The)                  1,584,106
                                                                  -------------
                                                                      3,295,703
                                                                  -------------

                  BROADCASTING SERVICES/PROGRAMMING - 16.51%
  348,400           Fox Entertainment Group, Inc., Class A *          7,577,700
1,318,308           Liberty Media Corp., Class A *                   13,183,080
  106,345           UnitedGlobalCom, Inc., Class A *                    292,449
                                                                  -------------
                                                                     21,053,229
                                                                  -------------

                  BUSINESS - TO - BUSINESS/E - COMMERCE - 0.38%
   34,657           FreeMarkets, Inc. *                                 489,703
                                                                  -------------

                  CABLE TV - 14.39%
   40,297           Charter Communications, Inc., Class A *             164,412
  125,076           Comcast Corp., Class A *                          3,026,839
  305,340           Comcast Corp., Special Class A *                  7,279,306
  285,660           Cox Communications, Inc., Class A *               7,869,933
                                                                  -------------
                                                                     18,340,490
                                                                  -------------

                  CELLULAR TELECOMMUNICATIONS - 0.68%
    7,290           SK Telecom Co., Ltd. - Sponsored ADR *              180,719
  153,081           Sprint Corp., (PCS Group) *                         684,272
                                                                  -------------
                                                                        864,991
                                                                  -------------

                  COMPUTERS - 4.08%
  198,744           Dell Computer Corp. *                             5,195,168
                                                                  -------------


The accompanying notes are an integral part of these financial statements.

                                    -- 10 --

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
  SHARES                                                           MARKET VALUE
                COMMON STOCK - (CONTINUED)
                  COMPUTERS - MEMORY DEVICES - 1.08%
   47,881           EMC Corp. *                                   $     361,501
   51,353           VERITAS Software Corp. *                          1,016,276
                                                                  -------------
                                                                      1,377,777
                                                                  -------------

                  DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - 4.72%
  378,636           Cendant Corp. *                                   6,012,740
                                                                  -------------

                  E - COMMERCE/PRODUCTS - 1.22%
   95,626           Amazon.com, Inc. *                                1,553,923
                                                                  -------------

                  E - COMMERCE/SERVICES - 3.44%
   24,225           eBay, Inc. *                                      1,492,745
   25,136           Expedia, Inc., Class A *                          1,490,313
  138,010           HomeStore, Inc. *                                   198,734
   64,150           Ticketmaster, Class B *                           1,200,247
                                                                  -------------
                                                                      4,382,039
                                                                  -------------

                  ELECTRONICS COMPONENTS - SEMICONDUCTORS - 0.18%
    9,931           Xilinx, Inc. *                                      222,752
                                                                  -------------

                  ENTERPRISE SOFTWARE/SERVICES - 1.27%
  170,155           BEA Systems, Inc.*                                1,618,174
                                                                  -------------

                  FINANCE - CREDIT CARD - 1.48%
   41,304           American Express Co.                              1,500,161
   11,804           MBNA Corp.                                          390,359
                                                                  -------------
                                                                      1,890,520
                                                                  -------------

                  FINANCE - INVESTMENT BANKER/BROKER - 5.33%
   63,944           Goldman Sachs Group, Inc. (The)                   4,690,292
   48,976           Morgan Stanley                                    2,109,886
                                                                  -------------
                                                                      6,800,178
                                                                  -------------


The accompanying notes are an integral part of these financial statements.

                                    -- 11 --

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
  SHARES                                                           MARKET VALUE
                COMMON STOCK - (CONTINUED)
                  INDEX - 0.38%
   57,973           iShares MSCI Japan Index Fund                 $     488,712
                                                                  -------------

                  INTERNET BROKERS - 0.93%
  105,310           Charles Schwab Corp. (The)                        1,179,472
                                                                  -------------

                  INTERNET INFRASTRUCTURE SOFTWARE - 0.19%
   43,223           Openwave Systems, Inc. *                            242,481
                                                                  -------------

                  INTERNET SECURITY - 0.75%
   70,130           Check Point Software Technologies, Ltd. *           950,963
                                                                  -------------

                  LIFE/HEALTH INSURANCE - 1.43%
    5,552           AmerUs Group Co.                                    205,979
   52,300           Principal Financial Group, Inc. *                 1,621,300
                                                                  -------------
                                                                      1,827,279
                                                                  -------------

                  METALS - DIVERSIFIED - 0.53%
   37,629           Freeport - McMoRan Copper & Gold, Inc.,
                      Class B*                                          671,678
                                                                  -------------

                  MULTIMEDIA - 8.54%
  403,249           AOL Time Warner, Inc. *                           5,931,793
  287,968           Gemstar - TV Guide International, Inc. *          1,552,148
   69,817           News Corp., Ltd. (The) - Sponsored ADR            1,600,904
   95,667           Walt Disney Co. (The)                             1,808,106
                                                                  -------------
                                                                     10,892,951
                                                                  -------------

                  NETWORKING PRODUCTS - 1.68%
  146,555           Cisco Systems, Inc. *                             2,044,442
   58,195           Lucent Technologies, Inc. *                          96,604
                                                                  -------------
                                                                      2,141,046
                                                                  -------------

                  REAL ESTATE MANAGEMENT/SERVICES - 0.38%
   13,993           LNR Property Corp.                                  482,759
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

                                    -- 12 --

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
  SHARES                                                           MARKET VALUE
                COMMON STOCK - (CONTINUED)
                  REITS - DIVERSIFIED - 3.52%
   97,011           Vornado Realty Trust                          $   4,481,908
                                                                  -------------

                  REITS - OFFICE PROPERTY - 2.53%
   80,872           Boston Properties, Inc.                           3,230,836
                                                                  -------------

                  REITS - REGIONAL MALLS - 0.26%
   10,061           Rouse Co. (The)                                     332,013
                                                                  -------------

                  RETAIL - AUTOMOBILE - 1.99%
   67,892           AutoNation, Inc. *                                  984,434
   29,141           Circuit City Stores, Inc., Carmax Group *           630,903
   44,224           United Auto Group, Inc. *                           924,281
                                                                  -------------
                                                                      2,539,618
                                                                  -------------

                  RETAIL - DISCOUNT - 1.53%
   42,422           Target Corp.                                      1,616,278
    6,196           Wal-Mart Stores, Inc.                               340,842
                                                                  -------------
                                                                      1,957,120
                                                                  -------------

                  RETAIL - REGIONAL DEPARTMENT STORES - 1.72%
   31,292           Kohl's Corp. *                                    2,192,943
                                                                  -------------

                  RETAIL - RESTAURANTS - 0.69%
   35,478           Starbucks Corp. *                                   881,628
                                                                  -------------

                  SATELLITE TELECOMMUNICATIONS - 0.17%
   20,695           General Motors Corp., Class H                       215,228
                                                                  -------------

                  TELECOMMUNICATIONS SERVICES - 0.18%
   69,447           GT Group Telecom, Inc., Class B *                     4,167
  136,320           Time Warner Telecom, Inc., Class A *                229,017
                                                                  -------------
                                                                        233,184
                                                                  -------------


The accompanying notes are an integral part of these financial statements.

                                    -- 13 --

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
  SHARES                                                           MARKET VALUE
                COMMON STOCK - (CONTINUED)
                  TELEVISION - 2.20%
   89,470           Univision Communications, Inc., Class A *     $   2,809,358
                                                                  -------------

                  TRAVEL SERVICES - 3.20%
    8,708           Hotels.com, Class A *                               367,739
  158,151           USA Interactive *                                 3,708,641
                                                                  -------------
                                                                      4,076,380
                                                                  -------------

                  WEB PORTALS/ISP - 2.32%
  207,643           America Online Latin America, Inc., Class A *       132,892
    9,663           Overture Services, Inc. *                           235,777
  175,150           Yahoo! Inc. *                                     2,585,214
                                                                  -------------
                                                                      2,953,883
                                                                  -------------

                  WIRELESS EQUIPMENT - 6.72%
  311,640           QUALCOMM, Inc. *                                  8,566,984
                                                                  -------------

                    TOTAL COMMON STOCK (COST $138,020,605)          130,344,142
                                                                  =============


                PREFERRED STOCK - 1.07%
                  MULTIMEDIA - 1.07%
   69,297           News Corp., Ltd. (The) - Sponsored ADR            1,368,616
                                                                  -------------

                    TOTAL PREFERRED STOCK (COST $2,953,788)           1,368,616
                                                                  =============

FACE AMOUNT
                CONVERTIBLE BONDS - 0.48%
                  E - COMMERCE/PRODUCTS - 0.07%
$ 148,000           Amazon.com, Inc., 4.75%, 02/01/09                    96,385
                                                                  -------------

                  ENTERPRISE SOFTWARE/SERVICES - 0.41%
$ 642,000           BEA Systems, Inc., 4.00%, 12/15/06                  520,823
                                                                  -------------

                    TOTAL CONVERTIBLE BONDS (COST $655,574)             617,208
                                                                  =============

The accompanying notes are an integral part of these financial statements.

                                    -- 14 --

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
NUMBER OF                                                           MARKET VALUE
CONTRACTS
                CALL OPTIONS - 0.16%
                  SATALLITE TELECOMUNICATIONS - 0.06%
      425           General Motors Corp., Class H,
                      7/20/02, $10.00                             $      57,375
       85           General Motors Corp., Class H,
                      9/21/02, $10.00                                    17,425
                                                                  -------------
                                                                         74,800
                                                                  -------------

                  WIRELESS EQUIPMENT - 0.10%
      119           QUALCOMM, Inc. 7/20/02, $22.50                       64,260
      187           QUALCOMM, Inc. 7/20/02, $25.00                       65,450
                                                                  -------------
                                                                        129,710
                                                                  -------------

                    TOTAL CALL OPTIONS (COST $368,883)                  204,510
                                                                  =============

                PUT OPTIONS - 0.30%
                  FINANCE - INVESTMENT BANKER/BROKER - 0.15%
      255           J.P. Morgan Chase & Co., 7/20/02, $40.00            183,600
                                                                  -------------

                  INDEX - 0.15%
      340           S & P 100 Index, 07/20/02, $470.00                  193,800
                                                                  -------------

                    TOTAL PUT OPTIONS (COST $349,433)                   377,400
                                                                  =============

                    TOTAL INVESTMENTS
                      (COST $142,348,283) - 104.26%                 132,911,876
                                                                  -------------

                    LIABILITIES LESS OTHER ASSETS (4.26%) **         (5,430,663)
                                                                  -------------

                    NET ASSETS - 100.00%                          $ 127,481,213
                                                                  =============

 *  Non-income producing security.
 ** Includes $15,450,421 invested in a PNC Bank Money Market Account, which represents 12.12% of net assets.


The accompanying notes are an integral part of these financial statements.

                                    -- 15 --